Basis of preparation of financial statements	12 Months Ended
Mar. 31, 2018
Basis of preparation of financial statements [Abstract]
Basis of preparation of financial statements
2. Basis of preparation of financial statements

a. Statement of compliance

These consolidated financial statements as at and for the year ended March 31, 2018 have been prepared in accordance with the International Financial Reporting Standards and its interpretations (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements have been prepared for the Company as a going concern on the basis of relevant IFRS that are effective or elected for early adoption at the Company’s annual reporting date, March 31, 2018. These consolidated financial statements were authorized for issuance by the Company’s Board of Directors on June 15, 2018.

b. Basis of measurement

These consolidated financial statements have been prepared on the historical cost convention and on an accrual basis, except for the following material items in the statement of financial position:

•	derivative financial instruments are measured at fair value;
•	available-for-sale financial assets are measured at fair value;
•
employee defined benefit assets/(liability) are recognized as the net total of the fair value of plan assets, plus actuarial losses, less actuarial gains and the present value of the defined benefit obligation;

•	long term borrowings, except obligations under finance leases, are measured at amortized cost using the effective interest rate method;
•	share-based payments;
•	held-to-maturity investments are measured at amortized cost using the effective interest rate method;
•	loans and receivables are measured at amortized cost using the effective interest rate method; and
•	investments in joint ventures are accounted for using the equity method.

c. Functional and presentation currency

These consolidated financial statements are presented in Indian rupees, which is the functional currency of the parent company. All financial information presented in Indian rupees has been rounded to the nearest million.

In respect of certain non-Indian subsidiaries that operate as marketing arms of the parent company in their respective countries/regions, the functional currency has been determined to be the functional currency of the parent company (i.e., the Indian rupee). The operations of these entities are largely restricted to importing of finished goods from the parent company in India, sales of these products in the foreign country and making of import payments to the parent company. The cash flows realized from sales of goods are available for making import payments to the parent company and cash is paid to the parent company on a regular basis. The costs incurred by these entities are primarily the cost of goods imported from the parent company. The financing of these subsidiaries is done directly or indirectly by the parent company.

In respect of subsidiaries whose operations are self-contained and integrated within their respective countries/regions, the functional currency has been generally determined to be the local currency of those countries/regions, unless use of a different currency is considered appropriate.

d. Convenience translation (unaudited)

These consolidated financial statements have been prepared in Indian rupees. Solely for the convenience of the reader, these consolidated financial statements as of and for the year ended March 31, 2018 have been translated into U.S. dollars at the certified foreign exchange rate of U.S.$1.00 = Rs.65.11, as published by the Federal Reserve Board of Governors on March 30, 2018. No representation is made that the Indian rupee amounts have been, could have been or could be converted into U.S. dollars at such a rate or any other rate. Such convenience translation is not subject to audit by the Company’s independent auditors.

e. Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. In particular, information about significant areas of estimation uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the financial statements is included in the following notes:

•	Note 3(a) — Evaluation of joint arrangements;
•	Note 2(c) — Assessment of functional currency;
•	Note 3(c) and 30 — Financial instruments;
•	Notes 3(d) — Business combinations;
•	Notes 3(e) and (f) — Useful lives of property, plant and equipment and intangible assets;
•	Note 3(h) — Valuation of inventories;
•	Notes 3(i), 6, 7 and 8— Measurement of recoverable amounts of cash-generating units;
•	Note 3 (j) and 18 — Assets and obligations relating to employee benefits;
•	Note 3 (j) — Share-based payments;
•	Note 3(k) — Provisions and other accruals;
•	Note 3(l) — Sales returns, rebates and chargeback provisions;
•	Note 3(o) — Evaluation of recoverability of deferred tax assets; and
•	Note 39 — Contingencies